Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Other Non-Current Assets
Other Non-Current Assets

Note 6. Other Non‑Current Assets

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Accrued income	1,932	2,000	—
Long‑term deposit accounts	108	792	1,698
Security deposits	—	8	8
Tax loss carry back	333	333	—
Other non‑current assets	2,374	3,135	1,706

As of December 31, 2019, non-current accrued income corresponded entirely to an income receivable from the group Abbott following the tax audit of fiscal years 2013, 2014, 2015, the conclusions of which were received during fiscal year 2018. On February 10, 2021, the Company has requested the payment from Abbott of the  €2.0 million corresponding to the maximum amount covered by the indemnity under the Additional Agreement (see notes 8.2, “Other current assets” and 12, “Provisions”), which is expected to be received in the first semester 2021. As a result, this non-current receivable is reclassified to other current assets as at December 31, 2020.

Long-term deposit accounts correspond to:

-

a total amount of €1.7 million of two pledges over cash granted in connection with the surety provided by the Company to the French tax authorities in the form of a €3.4 million bank guarantee with Crédit Agricole (see Note 12, "Provisions"). They break down as follows:

o

a pledge over cash granted by the Company on February 1, 2019, equal to 50% of the sum not covered by the indemnity to be received from the Abbott group under the Additional Agreement ,  amounting to €0.7 million, and

o

in accordance with the initial agreement, an additional pledge over cash granted by the Company on June 30, 2020, as the dispute to which the guarantee pertains remains unresolved, amounting to €1.0 million.

-	the pledge of a gradual rate deposit account with a balance of €101 thousand as collateral for the €254 thousand loan from Société Générale agreed in July 2015, which is released in 2020.

The tax loss carry back corresponds to the tax credit resulting from the tax loss carry back recognized by the Company at December 31, 2017 and recoverable after five years if not used by the Company to pay income tax within that period. As of December 31, 2020, this tax loss carry back receivable is entirely impaired following the reception, on December 15, 2020, of a tax reassessment from tax authorities which rejects the entire deficit carry-back recognized by the Company in 2017 (see Notes 19, "Other Operating Income (expenses)" and 26. "Events After the Reporting Date").